Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,583	£ 4,867
Differences on exchange	(235)	(252)
Reallocations	0	0
Depreciation	(497)	(506)
Impairment	(173)	(151)
Right-of-use assets − reassessments, modifications and terminations	10	(28)
Disposals	(57)	(9)
Net reclassifications as held-for-sale	(1)	(14)
Property, plant and equipment including right-of-use assets closing balance	4,379	4,583
– right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	257	196
– separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	492	480
Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	981	1,002
Differences on exchange	(29)	(41)
Reallocations	87	69
Depreciation	(35)	(34)
Impairment	(89)	0
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(48)	(1)
Net reclassifications as held-for-sale	0	(14)
Property, plant and equipment including right-of-use assets closing balance	867	981
Freehold property | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Freehold property | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	452	466
Differences on exchange	(26)	(25)
Reallocations	13	24
Depreciation	(97)	(102)
Impairment	(41)	(5)
Right-of-use assets − reassessments, modifications and terminations	8	(15)
Disposals	(3)	(3)
Net reclassifications as held-for-sale	(1)	0
Property, plant and equipment including right-of-use assets closing balance	457	452
Leasehold property | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	452
Additions	152	112
Property, plant and equipment including right-of-use assets closing balance	457	452
Leasehold property | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	305	314
Differences on exchange	(19)	(15)
Property, plant and equipment including right-of-use assets closing balance	362	305
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	147	152
Differences on exchange	(7)	(10)
Property, plant and equipment including right-of-use assets closing balance	95	147
Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	154	177
Differences on exchange	(4)	(8)
Reallocations	0	0
Depreciation	(74)	(77)
Impairment	(2)	(9)
Right-of-use assets − reassessments, modifications and terminations	2	(13)
Disposals	0	0
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	181	154
Plant, equipment and other | Right-of-use assets | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	105	84
Plant, equipment and other | Right-of-use assets | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	2,342	2,455
Differences on exchange	(139)	(135)
Reallocations	385	431
Depreciation	(291)	(293)
Impairment	(41)	(131)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	(6)	(5)
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	2,273	2,342
Plant, equipment and other | Property, plant and equipment | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Plant, equipment and other | Property, plant and equipment | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	23	20
Assets in the course of construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	654	767
Differences on exchange	(37)	(43)
Reallocations	(485)	(524)
Depreciation	0	0
Impairment	0	(6)
Right-of-use assets − reassessments, modifications and terminations	0	0
Disposals	0	0
Net reclassifications as held-for-sale	0	0
Property, plant and equipment including right-of-use assets closing balance	601	654
Assets in the course of construction | Property, plant and equipment | – right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Assets in the course of construction | Property, plant and equipment | – separately acquired
Disclosure of detailed information about property, plant and equipment [line items]
Additions	469	460
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	9,044	9,506
Property, plant and equipment including right-of-use assets closing balance	8,852	9,044
Cost | Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	1,418	1,475
Property, plant and equipment including right-of-use assets closing balance	1,360	1,418
Cost | Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	895	940
Property, plant and equipment including right-of-use assets closing balance	888	895
Cost | Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	375	362
Property, plant and equipment including right-of-use assets closing balance	437	375
Cost | Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	5,702	5,962
Property, plant and equipment including right-of-use assets closing balance	5,566	5,702
Cost | Assets in the course of construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	654	767
Property, plant and equipment including right-of-use assets closing balance	601	654
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(4,461)	(4,639)
Property, plant and equipment including right-of-use assets closing balance	(4,473)	(4,461)
Accumulated depreciation and impairment | Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(437)	(473)
Property, plant and equipment including right-of-use assets closing balance	(493)	(437)
Accumulated depreciation and impairment | Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(443)	(474)
Property, plant and equipment including right-of-use assets closing balance	(431)	(443)
Accumulated depreciation and impairment | Plant, equipment and other | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(221)	(185)
Property, plant and equipment including right-of-use assets closing balance	(256)	(221)
Accumulated depreciation and impairment | Plant, equipment and other | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	(3,360)	(3,507)
Property, plant and equipment including right-of-use assets closing balance	£ (3,293)	£ (3,360)